Income Taxes - Summary of Deferred Tax Assets and Deferred Tax Liabilities (Details) - CAD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Major components of tax expense (income) [abstract]
Deferred tax liabilities	$ (8,099)	$ (8,632)
Deferred tax assets	5,715	5,997
Total	$ (2,384)	$ (2,635)